First Trust Multi Cap Growth AlphaDEX Fund Investment Strategy - First Trust Multi Cap Growth AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to maintain Index integrity. According to the Index Provider, the Index employs the AlphaDEX® security selection methodology to select and weight securities from the Nasdaq US 500 Large Cap GrowthTM Index, Nasdaq US 600 Mid Cap GrowthTM Index and Nasdaq US 700 Small Cap GrowthTM Index (the "Base Indices"). The AlphaDEX® security selection methodology aims to select securities that may generate positive alpha, or risk-adjusted returns, relative to traditional indices. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Base Indices are comprehensive, rules-based indices that include growth securities from the Nasdaq US 500 Large CapTM Index, Nasdaq US 600 Mid CapTM Index, and Nasdaq US 700 Small CapTM Index, respectively.According to the Index Provider, security selection for the Index will be conducted in the following manner: 1.The selection universe for the Index begins with all stocks in the Base Indices. 2.The Index Provider then removes any duplicate (multiple share classes) stocks and stocks which do not meet the Index Provider’s liquidity screens. The following steps are performed for each size-segment independently: 3.The remaining stocks in each Base Index are then ranked on both growth and value factors within their respective Base Indices. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its “selection score” and a stock classified as a growth stock will receive its growth rank as its “selection score.” 4.The top 187 stocks from the Nasdaq US 500 Large Cap GrowthTM Index, top 225 stocks from the Nasdaq US 600 Mid Cap GrowthTM Index and top 262 stocks from the Nasdaq US 700 Small Cap GrowthTM Index based on the selection score determined in step 3 comprise the “selected stocks.” Within each size-segment, the selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index. 5.Using the quintile weights for each size-segment determined in Step 4, security weights are re-scaled such that the sum of large-cap security weights is 50%, the sum of medium-cap security weights is 30%, and the sum of small-cap security weights is 20%.The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of October 31, 2025, the Index was composed of 674 securities with a market capitalization range of $585.97 million to $4.92 trillion. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of October 31, 2025, the Fund had significant investments in industrials companies and information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of October 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	 The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of October 31, 2025, the Index was composed of 674 securities with a market capitalization range of $585.97 million to $4.92 trillion. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of October 31, 2025, the Fund had significant investments in industrials companies and information technology companies, although this may change from time to time.